Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2023
GIGCAPITAL5, INC [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Organization and General
GigCapital5, Inc. (the “Company”) was incorporated in Delaware on
January 19, 2021
. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
As of December 31, 2023, the Company had not commenced any operations. All activity for the period from January 19, 2021 (date of inception) through December 31, 2023 relates to the Company’s formation and the initial public offering (the “Offering”), as described in Note 4, and identifying a target Business Combination, as described below. The Company will not generate any operating revenues until after completion of its initial Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Offering. The Company has selected December 31 as its fiscal year end.
On September 23, 2021, the registration statement on Form
S-1
(File
No. 333-254038),
as amended, relating to the Offering of the Company was declared effective by the U.S. Securities and Exchange Commission. The Company entered into an underwriting agreement with Wells Fargo Securities, LLC (“Wells Fargo”) and William Blair & Company, L.L.C. (collectively, the “Underwriters”) on September 23, 2021 to conduct the Offering of 20,000,000 units (the “Public Units”) in the amount of $200.0 million in gross proceeds, with a
45-day
option provided to the Underwriters to purchase up to 3,000,000 additional Public Units solely to cover over-allotments, if any, in the amount of up to $30.0 million in additional gross proceeds. Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”). Each Public Warrant is exercisable for one
share of common stock at a price of $11.50 per full share.
On September 28, 2021, the Company consummated the Offering of 23,000,000 Public Units, including the issuance of 3,000,000 Public Units as a result of the Underwriters exercise in full of their over-allotment option. The Public Units were sold at a price of $10.00 per Public Unit, generating gross proceeds to the Company of $230,000,000.
Simultaneously with the closing of the Offering, the Company consummated the closing of a private placement sale (the “Private Placement”) to the Company’s sponsor GigAcquisitions5, LLC, a Delaware limited liability company (the “Founder” or “Sponsor”), of 795,000 units (the “Private Placement Units”), at a price of $10.00 per Private Placement Unit. The Private Placement generated aggregate gross proceeds of $7,950,000.
Following the closing of the Offering, net proceeds in the amount of $225,400,000 from the sale of the Units and proceeds in the amount of $6,900,000 from the sale of Private Placement Units, for a total of $232,300,000, were placed in a trust account (the “Trust Account”), which is described further below.
Transaction costs amounted to $13,193,740, consisting of $4,600,000 of underwriting fees, $9,200,000 of deferred underwriting fees for the Underwriters, and $843,740 of offering costs, of which $25,000 remains in accounts payable as of December 31, 2023, partially offset by the reimbursement of $1,450,000 of offering expenses by the Underwriters. On March 20, 2023, one of the Underwriters, Wells Fargo, waived all of their portion of the deferred underwriting fees totaling $6,440,000. The Company’s remaining c
a
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h
after payment of the offering costs will be
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e
l
d
outside of the
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r
u
s
t
Account for working capital purposes.

Extensions
The Company’s initial public offering prospectus and Amended and Restated Certificate of Incorporation provided that the Company initially had until September 28, 2022 (the date which was 12 months after the consummation of the Offering) to complete the Business Combination (the “Combination Period”). On September 23, 2022, the Company held a special meeting of its stockholders and the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a Business Combination transaction from September 28, 2022 up to March 28, 2023 in one-month
extensions (the “Extension”). The Company’s stockholders elected to redeem 18,985,950 shares of the Company’s common stock, par value $0.0001 per share. Following such redemptions, $192,138,312 was withdrawn from the Trust Account on September 27, 2022.
On September 26, 2022, the Company issued an unsecured,
non-interest-bearing,
non-convertible
promissory note (the “Extension Note”) to the Sponsor for a principal amount of $160,000. The proceeds from the Extension Note were deposited into the Trust Account in accordance with the terms of the Company’s Amended and Restated Certificate of Incorporation. The Extension Note matures on the earlier of the date on which the Company consummates its initial Business Combination or the date the Company winds up and may be prepaid without penalty. The Extension Note was subsequently amended and restated five more times on October 26, 2022, November 28, 2022, December 27, 2022, January 25, 2023 and February 27, 2023, respectively, for a collective principal amount of $960,000. The Sponsor deposited such funds into the Company’s Trust Account with Continental Stock Transfer & Trust Company.
On March 28, 2023, the Company held the March 2023 special meeting of stockholders. At the March special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that the Sponsor (or its designees) must deposit into the Trust Account for each one-month
extension funds equal to $100,000 (the “Second Extension”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one (1) month each time from March 28, 2023 to August 28, 2023 by depositing into the Trust Account for each one-month
extension, the sum of $100,000. The Extension Note was further amended on March 28, 2023, April 27, 2023, May 25, 2023, June 26, 2023, July 25, 2023 and August 28, 2023 to increase the principal amount to $1,560,000. Also, in conjunction with the special meeting, the stockholders elected to redeem 995,049 Public Shares, which represented approximately 4.3% of the shares that were part of the Public Units sold in the Offering. Following such redemptions, $10,449,625 was withdrawn from the Trust Account.
On September 28, 2023, the Company held the September 2023 special meeting of its stockholders. At the September special meeting, the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a business combination transaction from September 28, 2023 (the date which is 24 months from the closing date of the Offering) up to December 31, 2023 without any additional payment to the Trust Account. The certificate of amendment was filed with the Delaware Secretary of State and has an effective date of September 28, 2023. Also, in conjunction with the September special meeting, the stockholders elected to redeem 904,023 Public Shares. Following such redemptions, $9,828,000 was withdrawn from the Trust Account. As a result of this redemption, our Founder and management team beneficially own approximately 75.6% of our issued and outstanding common stock.
On December 28, 2023, the Company held a special meeting of its stockholders (the “December 2023 Special Meeting”). At the meeting, the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a business combination transaction from December 31, 2023 up to March 31, 2024. The certificate of amendment was filed with the Delaware Secretary of State and has an effective date of December 28, 2023.

In connection with the December 2023 Special Meeting, stockholders elected to redeem 2,385 shares of the Company’s common stock. Following such redemptions, $26,201 was withdrawn from the Trust Account on January 4, 2024.
In conjunction with the Company’s annual meeting on February 20, 2024, stockholders elected to redeem 848,003 shares of the Company’s common stock, which represents approximately 3.7% of the shares that were part of the Public Units sold in the Offering. Following such redemptions, $9,356,221 was withdrawn from the Trust Account.
Working Capital Loans
On September 26, 2022, the Company issued a convertible, non-interest bearing, unsecured promissory note (the “Working Capital Note”) to the Sponsor for a principal amount of $65,000. The Working Capital Note was subsequently amended and restated eleven more times on October 26, 2022 (an additional $65,000 added to the Working Capital Note), November 28, 2022 (an additional $65,000 added to the Working Capital Note), December 27, 2022 (an additional $65,000 added to the Working Capital Note), January 25, 2023 (an additional $65,000 added to the Working Capital Note), February 27, 2023 (an additional $350,000 added to the Working Capital Note) and March 28, 2023 (an additional $130,000 added to the Working Capital Note), April 27, 2023 (an additional $65,000 added to the Working Capital Note), June 26, 2023 (an additional $130,000 added to the Working Capital Note), July 25, 2023 (an additional $65,000 added to the Working Capital Note), October 27, 2023 (an additional $381,360 added to the Working Capital Note) and December 13, 2023 (an additional $53,640 added to the Working Capital Note), respectively, for a collective principal amount of $1,500,000. The Working Capital Note was issued to provide the Company with additional working capital during the Extension and was not deposited into the Trust Account. The Working Capital Note is convertible at the Sponsor’s election upon the consummation of the initial business combination. Upon such election, the convertible note will convert, at a price of $10.00 per unit, into units identical to the Private Placement Units issued in connection with the Offering. An aggregate of 150,000 Private Placement Units of the Company would be issued if the entire principal balance of the Working Capital Note is converted. Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant. The warrants constituting a part of the Private Placement Units would be exercisable, subject to the terms and conditions of the warrant and during the exercise period as provided in the warrant agreement governing the warrants. The Company has relied upon Section 4(a)(2) of the Securities Act, in connection with the issuance and sale of the convertible promissory note, as it was issued to a sophisticated investor without a view to distribution and was not issued through any general solicitation or advertisement.
On December 13, 2023, the Company issued an additional unsecured non-convertible
promissory note to the Sponsor for a collective principal amount of $66,360 (the “First
Non-Convertible
Working Capital Note”). The First
Non-Convertible
Working Capital Note was issued to provide the Company with additional working capital and will not be deposited into the Trust Account. On February 7, 2024, the Company amended and restated the First
Non-Convertible
Working Capital Note (the “Second
Non-Convertible
Working Capital Note”) to reflect an additional principal amount of $195,887 extended by the Sponsor to the Company for a collective principal amount under the Second
Non-Convertible
Working Capital Note of $262,247. The Second
Non-Convertible
Working Capital Note was issued to provide the Company with additional working capital and will not be deposited into the Trust Account. On February 15, 2024, the Company amended and restated the Second Non-Convertible Working Capital Note (the “Third Non-Convertible Working Capital Note”) to reflect an additional principal amount of $35,000 extended by the Sponsor to the Company for a collective principal amount under the Third Non-Convertible Working Capital Note of $297,247. The Third Non-Convertible Working Capital Note was issued to provide the Company with additional working capital and will not be deposited into the Trust Account. The Third Non-Convertible Working Capital Note bears no
interest and is repayable in full upon the consummation of a Business Combination by the Company. The Company issued the Second and Third
Non-Convertible
Working Capital Note in consideration for additional loans from the Sponsor to fund the Company’s working capital requirements.

The Trust Account
The funds in the Trust Account have been invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule
2a-7
under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. Funds will remain in the Trust Account until the earlier of (i) the consummation of the Business Combination or (ii) the distribution of the Trust Account as described below. The remaining proceeds from the Offering outside the Trust Account may be used to pay for business, legal and accounting due diligence expenses on acquisition targets and continuing general and administrative expenses.
The Company’s Amended and Restated Certificate of Incorporation provides that, other than the withdrawal of interest to pay taxes none of the funds held in the Trust Account will be released until the earlier of: (1) the completion of the Business Combination; (2) the redemption of 100% of the outstanding Public Shares if the Company has not completed an initial Business Combination within 30 months from the closing of the Offering; or (3) the redemption of any Public Shares properly tendered in connection with a stockholder vote to amend the Amended and Restated Certificate of Incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Company’s Public Shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the Company’s pre-business
combination activity and related stockholders’ rights.
Business Combination
The Company will have 30 months from September 28, 2021, the closing date of the Offering, to complete its initial Business Combination, provided that the extension payment for each one-month extension
through February 28, 2023 equal to $160,000 and the extension payment for each one-month
extension from March 28, 2023 through August 28, 2023 equal to $100,000 is deposited into the Trust Account on or prior to the date of the same applicable deadline. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares of common stock for a per share pro rata portion of the Trust Account, including interest, but less taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining stockholders, as part of its plan of dissolution and liquidation. The Founder, Brad Weightman, the Company’s Treasurer and Chief Financial Officer, and Interest Solutions, LLC, a Connecticut limited liability company and an affiliate of ICR, LLC, an investor relations firm providing services to the Company (“ICR”) (the “Insiders” as it relates to Mr. Weightman and ICR) entered into letter agreements with the Company, pursuant to which they waived their rights to participate in any redemption with respect to their founder shares, insider shares and private shares, and the Founder waived its redemption right with respect to any Public Shares purchased during or after the Offering. However, if the Founder, the Underwriters or the Insiders or any of the Company’s officers, directors or affiliates acquire units or shares of common stock, previously included in the Public Units, in or after the Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s liquidation (and in case of the Underwriters and Insiders, upon the Company’s redemption) in the event the Company does not complete a Business Combination within the required time period.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the Offering price per Public Unit in the Offering.
Liquidity
The Company has incurred net operating losses and negative cash flows from operations since its inception and had an accumulated deficit of $17,104,720 as of December 31, 2023. During the year ended December 31,

2023, the Company incurred a net loss of $4,024,591 and used $1,944,104 of cash in operating activities. Subsequent to year end, the Company completed its business combination with QT Imaging (referred to as the “Combined Company”) as discussed further in Note 2. The Combined Company is expected to continue to incur losses, and its ability to achieve and sustain profitability will depend on the achievement of sufficient revenues to support the Combined Company’s cost structure. The Combined Company may never achieve profitability and, unless and until it does, the Combined Company will need to continue to raise additional capital. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.
In connection with the Business Combination, the Combined Company entered into various agreements to obtain financing through the issuance of debt and through stock subscription agreements. Subsequent to December 31, 2023, the Company received the Pre-Paid Advance, net of issuance costs, of $9,005,000 from Yorkville pursuant to the Standby Equity Purchase Agreement, $500,000 of cash proceeds from an investor related to a stock subscription agreement, and $1,500,000 in cash proceeds through a note payable from Funicular Funds, LP. The Standby Equity Purchase Agreement provides the Company with access to an additional $40 million of potential capital through the issuance of common stock to Yorkville. During the time the Combined Company has a balance under the Pre-Paid Advance, additional advances can be received with written consent of Yorkville or upon a trigger event, which occurs when the daily volume-weighted average price is less than $2.00 per share for five consecutive trading days. Management believes that the additional cash received and financing arrangements at the closing of the Business Combination has alleviated the substantial doubt about the Company’s ability to continue as a going concern and will be sufficient to fund the Combined Company’s current operating plan for at least the next 12 months from the date of issuance of these financial statements.
The Combined Company’s future capital requirements will depend on many factors, including the Combined Company’s growth rate, the timing and extent of its spending to support research and development activities, the timing and cost of establishing additional sales and marketing capabilities, and the timing and cost to introduce new and enhanced products. In the event that additional financing is required from outside sources, the Combined Company may not be able to raise it on terms acceptable to the Combined Company, or at all. Any additional debt financing obtained by the Combined Company in the future could also involve restrictive covenants relating to the Combined Company’s capital-raising activities and other financial and operational matters, which may make it more difficult for the Combined Company to obtain additional capital and to pursue business opportunities, including potential acquisitions. Additionally, if the Combined Company raises additional funds through further issuances of equity, convertible debt securities or other securities convertible into equity, its existing stockholders could suffer significant dilution in their percentage ownership of the Combined Company, and any new equity securities the Combined Company issues could have rights, preferences and privileges senior to those of holders of the Combined Company’s common stock. If the Combined Company is unable to obtain adequate financing or financing on terms satisfactory to the Combined Company when the Combined Company requires it, the Combined Company’s ability to continue to grow or support its business and to respond to business challenges could be significantly limited.